Share Capital - Disclosure of Detail of Share Capital Transactions (Details)																			12 Months Ended
	May 31, 2021 EUR (€)	Apr. 20, 2021 EUR (€)	Apr. 01, 2021 EUR (€)	Mar. 31, 2021 EUR (€) shares	Mar. 17, 2021 EUR (€)	Dec. 18, 2020 EUR (€) shares	Dec. 18, 2020 $ / shares	Dec. 16, 2020 EUR (€) € / shares shares	Dec. 16, 2020 $ / shares	Jul. 28, 2020 EUR (€) shares	Jul. 27, 2020 EUR (€) shares	Jun. 30, 2020 EUR (€)	Jun. 29, 2020 EUR (€)	Jun. 26, 2020 EUR (€)	Jun. 24, 2020 EUR (€)	Mar. 06, 2020 EUR (€) shares	Apr. 09, 2019 € / shares	Apr. 09, 2019 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Disclosure of classes of share capital [line items]
Equity at beginning of period																			€ 70,468,000	€ (1,908,000)	€ 14,243,000
Capital increase			€ 11,077.5		€ 735						€ 180								0	102,942,000	28,079,000
Subscription of warrants																			43,000	5,000	21,000
U.S. Initial public offering costs offset																				(10,700,000)	1,030,000
Equity at end of period																			26,790,000	70,468,000	(1,908,000)
IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | € / shares								€ 11.14
IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | $ / shares									$ 13.50
IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | $ / shares							$ 13.50
Share Capital
Disclosure of classes of share capital [line items]
Equity at beginning of period																			1,032,963.66	672,451.17	589,000
Capital increase										€ 99,000						€ 9,000			12,000	361,000	77,000
Equity at end of period																			€ 1,044,776.16	€ 1,032,963.66	€ 672,451.17
Number of shares outstanding at beginning of period (in shares) | shares																			34,432,122	22,415,039	19,633,373
Capital increase, net (in shares) | shares										3,300,000	6,000					316,083			393,750	12,017,083	2,566,666
Number of shares outstanding at end of period (in shares) | shares																			34,825,872	34,432,122	22,415,039
Share Capital | AGA 2018-1
Disclosure of classes of share capital [line items]
Capital increase				€ 1,000
Capital increase, net (in shares) | shares				24,500
Share Capital | AGA 2018-2
Disclosure of classes of share capital [line items]
Capital increase				€ 11,000
Capital increase, net (in shares) | shares				369,250
Share Capital | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase								€ 56,000
Capital increase, net (in shares) | shares								1,855,000
Issue of equity, price per share (in euro or dollar per share) | € / shares																	€ 11.14
Share Capital | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase								€ 163,000
Capital increase, net (in shares) | shares								5,445,000
Issue of equity, price per share (in euro or dollar per share) | $ / shares																		$ 13.50
Share Capital | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase						€ 33,000
Capital increase, net (in shares) | shares						1,095,000
Issue of equity, price per share (in euro or dollar per share) | $ / shares																		$ 13.50
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period																			€ 255,735,000	€ 153,139,000	€ 122,799,000
Capital increase										€ 20,030,000						€ 0				102,591,000	28,002,000
Subscription of warrants	€ 43,000	€ (11,000)										€ 1,000	€ 2,000	€ 1,000	€ 1,000				32,000	5,000	8,000
U.S. Initial public offering costs offset						€ (9,322,000)				€ (1,387,000)											1,030,000
Equity at end of period																			€ 255,767,000	€ 255,735,000	€ 153,139,000
Premiums related to share capital | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase								€ 20,609,000
Premiums related to share capital | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase								€ 60,494,000
Premiums related to share capital | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase						€ 12,165,000